Stock-based compensation - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Employee Stock Option
Stock-based compensation
Total unrecognized compensation cost related to non-vested restricted stock awards and performance shares to members of management	$ 8,800,000
Total unrecognized compensation cost related to non-vested restricted stock awards and performance shares to members of management, period of recognition (in years)	2 years 4 months 24 days
Restricted Stock Award
Stock-based compensation
Windfall Net Of Shortfall	$ 1,900,000
Restricted Stock Award | Directors
Stock-based compensation
Stock granted	1,052	25,159	25,771
Restricted Stock Expense	$ 52,000	$ 1,600,000	$ 1,300,000
Incentive award, tax benefit	6,000	200,000	$ 100,000
Fair value of stocks vested at grant date	52,000	$ 1,600,000
Restricted Stock Units (RSUs)
Stock-based compensation
Restricted Stock Expense	1,600,000
Incentive award, tax benefit	$ 200,000
Restricted Stock Units (RSUs) | TARP Interim Final Rule
Stock-based compensation
Stock-Based Compensation, vesting rights	The performance share awards consist of the opportunity to receive shares of Popular, Inc.’s common stock provided that the Corporation achieves certain goals during a three-year performance cycle. The goals will be based on two metrics weighted equally: the Relative Total Shareholder Return (“TSR”) and the Absolute Earnings per Share (“EPS”) goals. The TSR metric is considered to be a market condition under ASC 718. For equity settled awards based on a market condition, the fair value is determined as of the grant date and is not subsequently revised based on actual performance. The EPS performance metric is considered to be a performance condition under ASC 718. The fair value is determined based on the probability of achieving the EPS goal as of each reporting period. The TSR and EPS metrics are equally weighted and work independently. The number of shares that will ultimately vest ranges from 50% to a 150% of target based on both market (TSR) and performance (EPS) conditions. The performance shares vest at the end of the three-year performance cycle. If a participant terminate employment after attaining the earlier of 55 years of age and 10 years of service or 60 years of age and 5 years of service, the performance shares shall continue outstanding and vest at the end of the performance cycle.
Restricted Stock Units (RSUs) | Executive Officers
Stock-based compensation
Stock granted	152,773	166,648	138,516
Restricted Stock Expense	$ 7,700,000	$ 6,900,000	$ 5,600,000
Incentive award, tax benefit	1,200,000	$ 1,100,000	$ 1,100,000
Fair Market Value of stock vested at vesting date	$ 18,900,000
Stock-Based Compensation, vesting rights	the compensation cost associated with the shares of restricted stock is determined based on a two-prong vesting schedule. The first part is vested ratably over five years commencing at the date of grant (the “graduated vesting portion”) and the second part is vested at termination of employment after attaining 55 years of age and 10 years of service (the “retirement vesting portion”). The graduated vesting portion is accelerated at termination of employment after attaining 55 years of age and 10 years of service. The vesting schedule for restricted shares granted on or after 2014 was modified as follows, the first part is vested ratably over four years commencing at the date of the grant (the “graduated vesting portion”) and the second part is vested at termination of employment after attaining the earlier of 55 years of age and 10 years of service or 60 years of age and 5 years of service (the “retirement vesting portion”). The graduated vesting portion is accelerated at termination of employment after attaining the earlier of 55 years of age and 10 years of service or 60 years of age and 5 years of service.
Restricted Stock Units (RSUs) | Executive Officers | Share Vesting On Grant Date
Stock-based compensation
Fair value of stocks vested at grant date	$ 13,700,000
Restricted Stock Units (RSUs) | Directors
Stock-based compensation
Stock granted	27,449	0	0
Restricted Stock Expense		$ 0	$ 0
Incentive award, tax benefit		0	$ 0
Fair value of stocks vested at grant date	$ 52,000	$ 1,600,000
Performance Based Shares | Minimum
Stock-based compensation
Vested and expected to vest range based on shareholder return	50.00%
Performance Based Shares | Maximum
Stock-based compensation
Vested and expected to vest range based on shareholder return	150.00%
Performance Based Shares | Executive Officers
Stock-based compensation
Stock granted	65,396	72,414	73,684
Restricted Stock Expense	$ 4,600,000	$ 5,600,000	$ 1,200,000
Incentive award, tax benefit	$ 300,000	$ 400,000	$ 100,000
Stock-Based Compensation, vesting rights	The number of shares that will ultimately vest ranges from 50% to a 150% of target based on both market (TSR) and performance (EPS) conditions. The performance shares vest at the end of the three-year performance cycle. If a participant terminate employment after attaining the earlier of 55 years of age and 10 years of service or 60 years of age and 5 years of service, the performance shares shall continue outstanding and vest at the end of the performance cycle.